Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 2,131,955
Other additions		360,247	$ 351,269
Depreciation		249,835	248,638
Ending balance		2,415,472	2,131,955
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		2,873,326	3,206,496
Additions through business combinations		240,339	70,959
Other additions		360,247	351,269
Disposals		136,955	132,994
Sale of business			485,720
Reclassification to from assets held for sale		(33,066)	(67,203)
Reclassification between categories	[1]	0
Effect of movements in exchange rates		30,657	(69,481)
Ending balance		3,334,548	2,873,326
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(741,371)	(751,355)
Depreciation		249,835	248,638
Disposals		(79,086)	(63,877)
Sale of business			(164,597)
Reclassification to from assets held for sale		(5,950)	(5,426)
Reclassification between categories	[1]	0
Effect of movements in exchange rates		12,906	(24,722)
Ending balance		(919,076)	(741,371)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,083,850
Ending balance		1,278,576	1,083,850
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,166,990	1,233,268
Additions through business combinations		145,204	2,003
Other additions		77,516	46,928
Disposals		398	678
Sale of business			31,356
Reclassification to from assets held for sale		(13,325)	(67,203)
Reclassification between categories	[1]	0
Effect of movements in exchange rates		7,990	(15,972)
Ending balance		1,383,977	1,166,990
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(83,140)	(72,012)
Depreciation		21,841	21,353
Disposals		(92)	(137)
Sale of business			(6,837)
Reclassification to from assets held for sale		(1,003)	(5,426)
Reclassification between categories	[1]	0
Effect of movements in exchange rates		1,515	2,175
Ending balance		(105,401)	(83,140)
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		958,276
Ending balance		1,067,968	958,276
Rolling Stock | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,501,548	1,772,463
Additions through business combinations		91,870	66,240
Other additions		265,687	286,277
Disposals		136,028	122,946
Sale of business			452,547
Reclassification to from assets held for sale		(19,741)	0
Reclassification between categories	[1]	36,319
Effect of movements in exchange rates		18,545	(47,939)
Ending balance		1,758,200	1,501,548
Rolling Stock | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(543,272)	(577,893)
Depreciation		210,523	203,431
Disposals		(78,584)	(56,549)
Sale of business			(157,618)
Reclassification to from assets held for sale		(4,947)	0
Reclassification between categories	[1]	11,089
Effect of movements in exchange rates		8,879	(23,885)
Ending balance		(690,232)	(543,272)
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		89,829
Ending balance		68,928	89,829
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		204,788	200,765
Additions through business combinations		3,265	2,716
Other additions		17,044	18,064
Disposals		529	9,370
Sale of business			1,817
Reclassification to from assets held for sale		0	0
Reclassification between categories	[1]	(36,319)
Effect of movements in exchange rates		4,122	(5,570)
Ending balance		192,371	204,788
Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(114,959)	(101,450)
Depreciation		17,471	23,854
Disposals		(410)	(7,191)
Sale of business			(142)
Reclassification to from assets held for sale		0	0
Reclassification between categories	[1]	(11,089)
Effect of movements in exchange rates		2,512	(3,012)
Ending balance		$ (123,443)	$ (114,959)

[1]	Reclassification between categories had no impact on the depreciation of the reclassified property and equipment.